Business, Basis of Presentation and Summary of Significant Accounting Policies - Revisions of Loan Portfolio Delinquencies By Class (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	$ 5,734,438	$ 5,920,175	$ 6,066,225
Past Due	21,877	20,916
Total Loans in Nonaccrual Status	19,769	16,479	26,722
Total Loans 90 Days or More Past Due and Accruing	749	1,303	226
Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	4,359,720	4,355,942	4,082,893
Past Due	15,468	16,897
Total Loans in Nonaccrual Status	12,371	11,672	17,720
Total Loans 90 Days or More Past Due and Accruing	0	419	226
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	1,239,525	1,380,428	1,354,755
Past Due	4,635	2,406
Total Loans in Nonaccrual Status	7,361	4,772	8,947
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	27,985	68,965	497,626
Past Due	0	0
Total Loans in Nonaccrual Status	0	0	0
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Consumer loans and overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	107,208	114,840	130,951
Past Due	1,774	1,613
Total Loans in Nonaccrual Status	37	35	55	$ 74
Total Loans 90 Days or More Past Due and Accruing	749	884	0
Non-owner occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	1,852,903	1,809,356	1,713,104
Past Due	0	0
Total Loans in Nonaccrual Status	0	0	489
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Multi-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	878,239	909,439	839,709
Past Due	665	0
Total Loans in Nonaccrual Status	665	0	0
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Land development and construction loans | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	291,416	326,644	406,940
Past Due	0	0
Total Loans in Nonaccrual Status	0	0	0
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Commercial real estate | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	3,022,558	3,045,439	2,959,753
Past Due	665	0
Total Loans in Nonaccrual Status	665	0	489
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Single-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	535,306	533,481	512,754
Past Due	12,134	13,751
Total Loans in Nonaccrual Status	6,514	6,689	5,004	8,893
Total Loans 90 Days or More Past Due and Accruing	0	419	226
Owner-occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held for investment, gross	801,856	777,022	610,386
Past Due	2,669	3,146
Total Loans in Nonaccrual Status	5,192	4,983	12,227
Total Loans 90 Days or More Past Due and Accruing	0	0	0
30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	11,948	11,888
30-59 Days | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	8,210	10,710
30-59 Days | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	3,151	704
30-59 Days | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
30-59 Days | Consumer loans and overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	587	474	48	1,076
Total Loans in Nonaccrual Status		8	9	22
30-59 Days | Non-owner occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
30-59 Days | Multi-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
30-59 Days | Land development and construction loans | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
30-59 Days | Commercial real estate | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
30-59 Days | Single-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	7,802	7,910	6,025	4,675
Total Loans in Nonaccrual Status		276	584	0
30-59 Days | Owner-occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	408	2,800
60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	4,299	3,801
60-89 Days | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	3,466	2,496
60-89 Days | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	399	1,062
60-89 Days | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
60-89 Days | Consumer loans and overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	434	243	18	443
Total Loans in Nonaccrual Status		0	11	0
60-89 Days | Non-owner occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
60-89 Days | Multi-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	665	0
60-89 Days | Land development and construction loans | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
60-89 Days | Commercial real estate | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	665	0
60-89 Days | Single-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	921	2,336	2,193	1,395
Total Loans in Nonaccrual Status		1,703	557	38
60-89 Days | Owner-occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,880	160
Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	5,630	5,227
Greater than 90 Days | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	3,792	3,691
Greater than 90 Days | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,085	640
Greater than 90 Days | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Greater than 90 Days | Consumer loans and overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	753	896	0	370
Total Loans in Nonaccrual Status		11	19	9
Greater than 90 Days | Non-owner occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Greater than 90 Days | Multi-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Greater than 90 Days | Land development and construction loans | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Greater than 90 Days | Commercial real estate | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Greater than 90 Days | Single-family residential | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	3,411	3,505	225	116
Total Loans in Nonaccrual Status		3,086	$ 1,777	$ 6,565
Greater than 90 Days | Owner-occupied | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 381	$ 186